Notes to the cash flow statement - Summary Of Reconciliation Of Liabilities Arising From Financing Activities Explanatory (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 94.9	$ (134.6)	$ (46.9)	$ 87.1	$ 90.2
Cash flow	137.4	(226.9)	0.2	(4.4)
Foreign exchange and other non-cash movements	4.9	1.5	0.6	1.3
IFRS 16 implementation			(76.2)
Additions to leases	(0.5)	(4.1)	(58.6)
Ending balance	94.9	(134.6)	(46.9)	87.1	90.2
Cash And Cash Equivalents [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	211.9	95.1	187.3	87.1	90.2
Cash flow	26.1	(117.2)	99.5	(4.4)
Foreign exchange and other non-cash movements	(1.5)	0.4	0.7	1.3
IFRS 16 implementation			0.0
Additions to leases	0.0	0.0	0.0
Ending balance	211.9	95.1	187.3	87.1	90.2
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(117.0)	(110.5)	(127.8)	0.0	0.0
Cash flow	4.3	10.3	7.7	0.0
Foreign exchange and other non-cash movements	7.0	0.3	(0.7)	0.0
IFRS 16 implementation			(76.2)
Additions to leases	(0.5)	(4.1)	(58.6)
Ending balance	(117.0)	(110.5)	(127.8)	0.0	0.0
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0.0	(119.2)	(106.4)	0.0	0.0
Cash flow	107.0	(120.0)	(107.0)	0.0
Foreign exchange and other non-cash movements	(0.6)	0.8	0.6	0.0
IFRS 16 implementation			0.0
Additions to leases	0.0	0.0	0.0
Ending balance	$ 0.0	$ (119.2)	$ (106.4)	$ 0.0	$ 0.0